UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

Equity Funds 47.7%
Global Real Estate 7.1%
Schwab Global Real Estate Fund	445,920	3,308,725
International 12.3%
Laudus International MarketMasters Fund, Select Shares	214,829	5,695,107
Large-Cap 28.3%
Schwab Dividend Equity Fund	828,706	13,134,996
		22,138,828

Fixed-Income Funds 49.9%
Intermediate-Term Bond 49.9%
Schwab Intermediate-Term Bond Fund	865,855	8,511,357
Schwab U.S. Aggregate Bond Index Fund	1,491,304	14,689,341
		23,200,698

Security	Number of Shares	Value ($)
Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	450,306	450,307
Total Affiliated Underlying Funds
(Cost $42,993,177)		45,789,833

Unaffiliated Underlying Fund 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (a)	583,596	583,596
Total Unaffiliated Underlying Fund
(Cost $583,596)		583,596
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	225,959	1,838	(12,968)	214,829	$3,716	$10,266	$—
Schwab Dividend Equity Fund	843,493	39,486	(54,273)	828,706	(389,051)	479	39,328
Schwab Global Real Estate Fund	445,511	11,976	(11,567)	445,920	(139,416)	535	29,346
Schwab Intermediate-Term Bond Fund	880,862	72,244	(87,251)	865,855	(107,249)	(45,201)	45,262
Schwab U.S. Aggregate Bond Index Fund	1,545,892	114,386	(168,974)	1,491,304	(309,239)	(36,359)	98,745
Schwab Variable Share Price Money Fund, Ultra Shares	—	450,306	—	450,306	(90)	—	744
Total					($941,329)	($70,280)	$213,425
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2018, all of the fund’s investment securities were classified as Level 1. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 32.6%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	576,774	4,279,663
International 8.6%
Laudus International MarketMasters Fund, Select Shares	290,380	7,697,975
Large-Cap 19.2%
Schwab Dividend Equity Fund	1,080,480	17,125,602
		29,103,240

Fixed-Income Funds 65.5%
Intermediate-Term Bond 65.5%
Schwab Intermediate-Term Bond Fund	2,257,671	22,192,909
Schwab U.S. Aggregate Bond Index Fund	3,695,170	36,397,429
		58,590,338

Security	Number of Shares	Value ($)
Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	900,613	900,613
Total Affiliated Underlying Funds
(Cost $83,060,722)		88,594,191

Unaffiliated Underlying Fund 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (a)	844,135	844,135
Total Unaffiliated Underlying Fund
(Cost $844,135)		844,135
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	308,302	—	(17,922)	290,380	($43,421)	$70,634	$—
Schwab Dividend Equity Fund	1,130,149	24,551	(74,220)	1,080,480	(520,902)	29,900	51,277
Schwab Global Real Estate Fund	603,780	5,116	(32,122)	576,774	(216,189)	29,640	37,958
Schwab Intermediate-Term Bond Fund	2,299,209	50,019	(91,557)	2,257,671	(367,666)	(29,400)	118,061
Schwab U.S. Aggregate Bond Index Fund	3,882,059	55,991	(242,880)	3,695,170	(800,828)	(66,773)	247,599
Schwab Variable Share Price Money Fund, Ultra Shares	—	900,613	—	900,613	(180)	—	1,488
Total					($1,949,186)	$34,001	$456,383
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2018, all of the fund’s investment securities were classified as Level 1. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

Equity Funds 17.4%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	150,598	1,117,435
International 4.6%
Laudus International MarketMasters Fund, Select Shares	79,206	2,099,751
Large-Cap 10.3%
Schwab Dividend Equity Fund	292,644	4,638,410
		7,855,596

Fixed-Income Funds 80.2%
Intermediate-Term Bond 80.2%
Schwab Intermediate-Term Bond Fund	1,392,043	13,683,782
Schwab U.S. Aggregate Bond Index Fund	2,285,724	22,514,381
		36,198,163

Security	Number of Shares	Value ($)
Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	400,272	400,272
Total Affiliated Underlying Funds
(Cost $43,248,251)		44,454,031

Unaffiliated Underlying Fund 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (a)	654,395	654,395
Total Unaffiliated Underlying Fund
(Cost $654,395)		654,395
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	90,760	—	(11,554)	79,206	($17,908)	$30,237	$—
Schwab Dividend Equity Fund	310,179	876	(18,411)	292,644	(144,220)	13,520	13,888
Schwab Global Real Estate Fund	163,087	1,336	(13,825)	150,598	(55,694)	5,924	9,911
Schwab Intermediate-Term Bond Fund	1,458,903	7,482	(74,342)	1,392,043	(227,750)	(21,121)	73,770
Schwab U.S. Aggregate Bond Index Fund	2,411,112	15,357	(140,745)	2,285,724	(497,689)	(29,289)	151,443
Schwab Variable Share Price Money Fund, Ultra Shares	—	400,272	—	400,272	(80)	—	661
Total					($943,341)	($729)	$249,673
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2018, all of the fund’s investment securities were classified as Level 1. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Monthly Income Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343MAR18
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Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 17, 2018